Stockholders' Equity	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
Stockholders' Equity
6.	Stockholders’ Equity
Details of the Company’s common stock and preferred stock are discussed in Note 8 of the 2025 Consolidated Financial Statements and are supplemented by the below new activities in the six-month period ended June 30, 2026.
Treasury stock:
On February 6, 2026, the Company’s Board of Directors approved a stock repurchase plan for an amount of up to $10,000,000 to be used for repurchasing the Company’s common shares. For the six-month period ended June 30, 2026, the Company completed the repurchase of 855,769 shares paying an average price per share of $4.40 and $3,768,891 in total. These shares are held as treasury stock by the Company.
On June 16, 2026, the Company entered into private repurchase agreement to acquire 857,700 shares at a price of $8.00 per share for an aggregate consideration of $6,861,600. These shares are held as treasury stock by the Company.

Preferred Shares:
Aggregate

dividends of $
0.9
 million were paid on the Company’s
795,878
 Series A Preferred Shares during the
six-month
period ended June 30, 2026.